Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property Plant And Equipment
Schedule of detailed information about property, plant and equipment

	Fixtures and fittings £’000	Leasehold improvements £’000	Computer equipment £’000	Laboratory equipment £’000	Right of use asset £’000	Total £’000
Cost
At 1 January 2022	60	53	242	1,563	875	2,793
Additions	3	–	14	45	–	62
Transfer to intangibles	–	–	(122)	–	–	(122)
Disposal	–	–	(46)	(174)	(51)	(271)
At 31 December 2022	63	53	88	1,434	824	2,462
Additions	–	–	–	26	–	26
Transfers	–	–	–	103	(103)	–
Disposal	–	–	(38)	(152)	–	(190)
At 31 December 2023	63	53	50	1,411	721	2,298
Additions	–	–	–	9	–	9
Disposals	–	–	(25)	(740)	–	(765)
At 31 December 2024	63	53	25	680	721	1,542

	Fixtures and fittings £’000	Leasehold improvements £’000	Computer equipment £’000	Laboratory equipment £’000	Right of use asset £’000	Total £’000
Accumulated depreciation
At 1 January 2022	7	4	213	1,205	212	1,641
Transfer to intangibles	–	–	(113)	–	–	(113)
Charge for the year	12	11	12	139	166	340
Disposal	–	–	(41)	(155)	(41)	(237)
At 31 December 2022	19	15	71	1,189	337	1,631
Transfers	–	–	–	103	(103)	–
Charge for the year	12	11	7	113	137	280
Disposal	–	–	(38)	(146)	–	(184)
At 31 December 2023	31	26	40	1,259	371	1,727
Charge for the year	12	11	5	89	135	252
Disposal	–	–	(25)	(736)	–	(761)
At 31 December 2024	43	37	20	612	506	1,218
Net book value
At 31 December 2024	20	16	5	68	215	324
At 31 December 2023	32	27	10	152	350	571
At 31 December 2022	44	38	17	245	487	831